Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities
	As of December 31,
	2022				2021				2020
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable
Commercial loans	680,624	118	3,185	280	592,992	192	2,611	219	352,590	265	3,939	900
Mortgage loans	-	-	30,479	-	-	-	20,716	-	-	-	22,428	-
Consumer loans	-	-	6,540	-	-	-	6,562	-	-	-	6,131	-
Loans and accounts receivable	680,624	118	40,204	280	592,992	192	29,889	219	352,590	265	32,498	900

Allowance for loan losses	(2,213)	(8)	(164)	(10)	(2,586)	(30)	(138)	(6)	(1,138)	(9)	(137)	(14)
Net loans	678,411	100	40,040	270	590,406	162	29,751	213	351,452	256	32,361	886

Guarantees	-	-	-	-	2,039	-	25,545	117	3,323	-	27,203	442

Contingent loans
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	19,162	-	-	-	13,848	-	-	-	3,447	-	-	93
Guarantees	30,422	-	-	-	538	-	-	-	811	-	-	-
Contingent loans	49,584	-	-	-	14,386	-	-	-	4,258	-	-	93

Allowance for contingent loans	(41)	-	-	-	(32)	-	-	-	(6)	-	-	-
Net contingent loans	49,543	-	-	-	14,354	-	-	-	4,252	-	-	93

Schedule of loan activity to related parties
	As of December 31,
	2022				2021				2020
	Group entities	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1,	607,378	192	29,889	219	356,848	265	32,498	993	715,671	375	29,240	748
Loans granted	179,540	29	18,115	156	373,006	-	5,738	53	388,896	-	8,080	727
Loans payments	(56,710)	(103)	(7,800)	(95)	(122,476)	(73)	(8,347)	(827)	(747,719)	(110)	(4,822)	(482)
Total	730,208	118	40,204	280	607,378	192	29,889	219	356,848	265	32,498	993

(*)	Loans with non-controlled companies (not-consolidated) amount MCh$27,544, MCh$1,174 and MCh$2,286 as of December 31, 2022, 2021 and 2020, respectively.

Schedule of assets and liabilities with related parties
	As of December 31,
	2022				2021				2020
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	280,364	-	-	-	1,069,468	-	-	-	703,069	-	-	-
Financial assets at FVTPL
Financial derivative contracts	1,190,683	386,494	-	-	1,164,660	298,997	-	-	978,696	186,038	33	7
Other assets	676,850	287,053	-	-	1,042,852	437,227	-	-	445,609	412,277	-	-

Liabilities
Financial liabilities at FVTPL
Financial derivative contracts	1,695,284	326,149	-	-	2,083,795	224,247	-	-	1,137,502	354,108	-	-
Financial liabilities at amortised cost
Deposits and other demand liabilities	73,193	-	4,398	833	16,190	2,486	4,760	1,003	17,118	4,484	5,997	3,242
Time deposits and other time liabilities	10,376	-	9,442	1,102	900,830	1,677	3,066	948	1,409,404	100	4,706	864
Obligations under repurchase agreements	64,547	-	-	18,135	57,771	-	181	5,807	961,718	-	101	-
Interbank borrowing	224,798	-	-	-	640,860	-	-	-	544,291	-	-	-
Issued debt instruments	1,001,310	-	-	-	584,244	592,468	-	-	349,002	-	-	-
Other financial liabilities	267,130	325,070	-	-	16,259	233,630	-	-	1,210	4,484	5,997	3,242

Schedule of income (expense) recorded due to transactions with related parties
	For the years ended December 31,
	2022				2021				2020
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interest income and inflation-indexation adjustments	(44,196)	(13)	4,198	79	(24,428)	51	1,905	9	(30,586)	21	1,202	10
Fee and commission income and expenses	157,236	86,581	261	15	134,404	25,445	202	11	46,823	22,596	152	24
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(690,780)	(47,993)	(217)	27	(751,605)	187,300	-	-	(390,737)	240,565	-	-
Other operating income and expenses	1,311	(619)	-	-	552	(525)	-	-	492	(522)	-	-
Key personnel compensation and expenses	-	-	(32,739)	-	-	-	(36,579)	-		-	(31,961)	-
Administrative and other expenses	(78,435)	(82,771)	-	-	(66,895)	(54,953)	-	-	(45,478)	(16,763)	-	-

(*)	Primarily relates to derivative contracts used to financial hedge of exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.

Schedule of business operations of the Bank with their clients
As of December 31, 2022			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Advisory services	Monthly	Contractual	-	15,999	-	1,642
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	Back Office services	Monthly	Contractual	-	3,059	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	234	-	234	-
Santander Factoring S.A.	Chile	Group	Leases, Custody and gateway	Monthly	Contractual	39	423	39	133
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Accounting services	Monthly	Contractual	60	1,019	60	523
Santander Gestión de Recaudación y Cobranzas, Ltda.	Chile	Group	Leases and collection	Monthly	Contractual	408	180	408	14
Santander Global Facilities, S.L.	Spain	Group	Advisory services	Monthly	Contractual	-	341	-	-
Santander Investment Chile Limitada	Chile	Group	Leases	Monthly	Contractual	-	4,381	-	26
Santander Corredores de Bolsa Limitada	Chile	Group	Leases	Monthly	Contractual	65	226	65	29
Santander Global Technology and Operations Chile limitada	Chile	Group	IT Services	Monthly	Contractual	-	258	-	-
Universia Chile, S.A.	Chile	Group	Institucional services	Monthly	Contractual	8	341	8	-
Aquanima Chile S.A.	Chile	Group	Procurement Services	Monthly	Contractual	-	1,710	-	-
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Leases and others	Monthly	Contractual	-	626	-	78
Zurich Santander Seguros Generales Chile S.A.	Chile	Group	Commercial agreements	Monthly	Contractual	187	-	187	-
Santander Consumer Finance Limitada	Chile	Group	Advisory services and others	Monthly	Contractual	70	-	70	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	IT Services	Monthly	Contractual	-	49,744	-	-
Mercury Trade Finance Solutions, S.p.A.	Chile	Group	IT Services	Monthly	Contractual	-	256	-	-
Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.	Chile	Group	Leases	Monthly	Contractual	415	-	415	-
Santander Corredora de Seguros Limitada	Chile	Group	Insurance broker	Monthly	Contractual	87	-	87	-
Centro de Compensación Automatizado, S.A.	Chile	Group	Derivatives clearing	Monthly	Contractual	-	2,184	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Group	Card operator	Monthly	Contractual	-	632	-	-
PagoNxt Trade Services, S.L.	Spain	Group	Digital payments	Monthly	Contractual	-	284	-	-

As of December 31, 2021			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Consulting services	Monthly	Contractual	-	12,710	-	10,329
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	BackOffice services	Monthly	Contractual	-	2,005	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	211	-	-	-
Santander Factoring S.A.	Chile	Group	Leases,Custody, Gateway	Monthly	Contractual	35	428	35	42
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Accounting services	Monthly	Contractual	54	917	-	79
Santander Gestión de Recaudación y Cobranzas, Ltda.	Chile	Group	Leasing and collection services	Monthly	Contractual	369	6,221	-	175
Santander Investment Chile Limitada	Chile	Group	Consulting services	Monthly	Contractual	-	3,910	-	60
Santander Global Technology and Operations Chile limitada	Chile	Group	Leases	Monthly	Contractual	-	231	-	-
Universia Chile, S.A.	Chile	Group	Leases	Monthly	Contractual	-	274	-	65
Aquanima Chile S.A.	Chile	Group	IT services	Monthly	Contractual	-	1,940	-	-
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Institutional services	Monthly	Contractual	-	495	-	65
Zurich Santander Seguros Generales Chile S.A.	Chile	Asociate	Procurement services	Monthly	Contractual	188	-	188	-
Santander Consumer Finance Limitada	Chile	Group	Sales channel services	Monthly	Contractual	911	-	71	-
Santander Global Technology and Operations, S.L. Unipersonal	España	Group	Leases and others	Monthly	Contractual	-	41,683	-	-
Mercury Trade Finance Solutions, S.p.A.	Chile	Group	Sales channel services	Monthly	Contractual	-	343	-	-
Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.	Chile	Group	Consulting services and others	Monthly	Contractual	443	-	-	-

Schedule of payments to Board members and key management personnel
	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Personnel compensation	20,280	16,067	16,220
Board members’ salaries and expenses	1,692	1,539	1,452
Bonuses or gratifications	17,794	18,458	12,583
Stock-based benefits (*)	(1,169)	(315)	(1,589)
Seniority compensation	6	512	1,079
Pension plans	849	(873)	1,026
Training expenses	50	113	87
Health funds	357	271	276
Other personnel expenses	791	807	827
Total	40,650	36,579	31,961

(*)	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.

Schedule of composition of key personnel
Position	N° of executives
	As of December 31,
	2022	2021	2020

Director	11	11	11
Manager	124	100	109

Total key personnel	135	111	120